Income Taxes (Details) - Schedule of Income Taxes Differs from the Statutory Federal Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes Differs from the Statutory Federal Rate [Abstract]
Expected income tax benefit at Federal statutory tax rate	$ (7,858,680)	$ (2,818,164)
State and local taxes, net of Federal tax benefit	(1,192,605)	(501,277)
Research credits		(16,477)
Foreign NOL expirations	315,927
Stock-based compensation	196,025
Derivative liability	181,440
Officer’s compensation	(126,337)
Acquisition related costs	164,073
Permanent items	55,486	194,705
State rate adjustment	(23,135)	19,600
Other	60,599	(37,260)
Change in valuation allowance	8,214,614	3,158,873
Income tax benefit	$ (12,593)